Financial Instruments and Related Disclosures - Summary of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Total financial assets	£ 12,402	£ 10,906
Cash and cash equivalents	3,874	3,833	£ 4,897
Total borrowings	(21,621)	(13,178)	(13,804)	£ (10,727)
Total financial liabilities	(46,190)	(46,599)
Net financial assets and financial liabilities	(33,788)	(35,693)
Total financial assets fair value	12,402	10,906
Cash and cash equivalents	3,874	3,833	£ 4,897
Total financial liabilities fair value	(48,424)	(43,660)
Net financial assets and financial liabilities	(36,022)	(32,754)
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets fair value	49
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets fair value	716
Loans and Receivables, Category [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		3,833
Total financial assets fair value		5,495
Cash and cash equivalents		3,833
Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases	(28,230)	(17,023)
Obligations under finance leases	(68)	(66)
Total borrowings	(28,298)	(17,089)
Trade and other payables, Other provisions and certain Other non-current liabilities in scope of IAS 39		(20,325)
Borrowings excluding obligations under finance leases:	(25,996)	(19,962)
Obligations under finance leases	(68)	(66)
Total borrowings	(26,064)	(20,028)
Trade and other payables, Other provisions and certain Other non-current liabilities in scope of IAS 39		(20,325)
Other investments [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	1,250
Total financial assets fair value	1,250
Other investments [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	72
Total financial assets fair value	72
Other investments [member] | Financial Assets Available-for-sale, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets		918
Total financial assets fair value		918
Trade and other receivable [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	1,687
Total financial assets fair value	1,687
Trade and other receivable [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	3,761
Total financial assets fair value	3,761
Trade and other receivable [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	120
Total financial assets fair value	120
Liquid Investments [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	84
Total financial assets fair value	84
Cash and cash equivalents [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	2,338
Cash and cash equivalents	2,338
Cash and cash equivalents [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	2,021
Cash and cash equivalents	2,021
Other items in Assets held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	47
Total financial assets fair value	47
Derivatives designated and effective as hedging instruments [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	69
Total financial assets fair value	69
Derivatives designated and effective as hedging instruments [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(105)
Total financial liabilities fair value	(105)
Held for trading derivatives that are not in a designated and effective hedging relationship [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	188
Total financial assets fair value	188
Held for trading derivatives that are not in a designated and effective hedging relationship [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(23)
Total financial liabilities fair value	(23)
Other Noncurrent Assets [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	49
Other Noncurrent Assets [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	716
Government bonds [member] | Financial Assets Available-for-sale, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets		78
Total financial assets fair value		78
Trade and Other Receivables and Certain Other Non-current Assets in Scope of IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	8,083	7,413
Trade and Other Receivables and Certain Other Non-current Assets in Scope of IAS 39 [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	1,687
Trade and Other Receivables and Certain Other Non-current Assets in Scope of IAS 39 [member] | Loans and Receivables, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets		5,495
Total financial assets fair value		3,833
Trade and Other Receivables and Certain Other Non-current Assets in Scope of IAS 39 [member] | Financial Assets at Fair Value Through Profit or Loss, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	836	506
Total financial assets fair value		506
Derivatives Financial Assets Designated At Fair Value Through Profit Or Loss [member] | Financial Assets at Fair Value Through Profit or Loss, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets		5
Total financial assets fair value		5
Derivatives Financial Assets Classified As Held For Trading Under IAS39 [member] | Financial Assets at Fair Value Through Profit or Loss, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets		71
Total financial assets fair value		71
Financial Liabilities at Amortised Cost, Category [member] | Trade and other payable [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities fair value	(13,338)
Financial Liabilities at Amortised Cost, Category [member] | Other provisions [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities fair value	(58)
Financial Liabilities at Amortised Cost, Category [member] | Other non current liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities fair value	(149)
Financial Liabilities at Amortised Cost, Category [member] | Other assets classified as held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities fair value	(167)
Contingent Consideration Liabilities [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities		(6,172)
Total financial liabilities fair value		(6,172)
Contingent Consideration Liabilities [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(6,286)
Total financial liabilities fair value	(6,286)
Trade and other payable [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(13,338)
Other provisions [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(58)
Other non current liabilities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(149)
Other assets classified as held for sale [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(167)
Derivatives Financial Liabilities Designated At Fair Value Through Profit Or Loss [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities		(26)
Total financial liabilities fair value		(26)
Derivatives financial liabilities classified as held for trading under IAS39 [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities		(48)
Total financial liabilities fair value		(48)
Bonds In A Designated Hedging Relationship [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases:	(8,213)	(4,315)
Bonds In A Designated Hedging Relationship [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases	(8,279)	(4,315)
Borrowings excluding obligations under finance leases:	(8,213)	(4,405)
Other Bonds [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases	(15,475)	(11,894)
Borrowings excluding obligations under finance leases:	(13,307)	(14,743)
Bank Loans and Overdrafts [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases	(290)	(236)
Borrowings excluding obligations under finance leases:	(290)	(236)
Commercial paper [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases	(630)	(529)
Borrowings excluding obligations under finance leases:	(630)	(529)
Other Borrowing [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases	(3,556)	(49)
Borrowings excluding obligations under finance leases:	£ (3,556)	£ (49)